Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
9.  Income Taxes

The provision (benefit) for income taxes for the year ended December 31, 2010 differs from the amount which would be expected as a result of applying the statutory tax rates to the income (losses) before income taxes due primarily to changes in the valuation allowance to fully reserve net deferred tax assets and also due to the fact that the Company was taxed as a partnership during January to July of 2010, resulting in no tax benefit or deferred tax asset during this period.

From August to the year ended December 31, 2010, the Company had deferred tax assets primarily consisting of its net operating loss carryforwards and capitalized start-up costs for tax purposes.  However, because of cumulative losses in several consecutive years, the Company has recorded a full valuation allowance such that its net deferred tax asset is zero.

With respect to tax years prior to the year ended December 31, 2010, the Company was taxed as a partnership.  Accordingly, all of the losses of the Company flow through to the members of the partnership and the Company has no deferred tax assets or loss carryforwards from this period.

Deferred tax assets are comprised of the following components:

	Years Ended December 31,
	2010	2009
Current:
Deferred state taxes	$(775)	$-
Accruals and reserves	14,382	-
	13,607	-

Non-current:
Property, equipment and capitalized start-up costs	120,379	-
Net operating loss carryforwards	782,724	-
Deferred state taxes	(48,691)	-
	854,412	-

Total deferred tax asset	868,019	-

Deferred tax asset valuation allowance	(868,019)	-
Net deferred tax asset	$-	$-

We must also make judgments whether the deferred tax assets will be recovered from future taxable income. To the extent that we believe that recovery is not likely, we must establish a valuation allowance. A valuation allowance has been established for deferred tax assets which we do not believe meet the “more likely than not” criteria. Our judgments regarding future taxable income may change due to changes in market conditions, changes in tax laws, tax planning strategies or other factors. If our assumptions and consequently our estimates change in the future, the valuation allowances we have established may be increased or decreased, resulting in a respective increase or decrease in income tax expense.

On July 13, 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes , effective for fiscal years beginning after Dec. 15, 2006 ("FIN 48").  FIN 48 is intended to clarify the accounting for uncertainty in income taxes recognized in an enterprise's consolidated financial statements, in accordance with FASB Statement No. 109 (FASB ASC 740), Accounting for Income Taxes , by prescribing a more-likely-than-not (i.e., greater than 50% likelihood of receiving a benefit) threshold to recognize any benefit of a tax position taken or expected to be taken in a tax return. Tax positions that meet the recognition threshold are reported in the consolidated financial statements. The guidance further provides the benefit to be realized assuming a review by tax authorities having all relevant information and applying current conventions. The interpretation also clarifies the consolidated financial statements classification of tax related penalties and interest and set forth new disclosures regarding unrecognized tax benefits. The adoption of ASC 740-10 did not have a material impact on our consolidated financial results.

At December 31, 2010, the Company had available net operating loss carryforwards of approximately $1,937,000 for federal income tax purposes.  Such carryforwards may be used to reduce consolidated taxable income, if any, in future years through their expiration in 2030 subject to limitations of Section 382 of the Internal Revenue Code, as amended.  Utilization of net operating loss carryforwards may be limited due to the ownership changes and the Company’s acquisitions.

The effective tax rate on income (loss) before income taxes differ from the federal income tax statutory rate for the following reasons:

	For the Years Ended December 31,
Tax rate reconciliation:	2010		2009
Tax at statutory U.S. tax rates	$(1,401,218)	34.00%	414,360	-34.00%
State income tax, net of federal benefit	(83,468)	2.03%	-
Stock compensation	303,129	-7.36%	-
Loss reported on Panther partnership	348,103	-8.45%	(414,360)	34.00%
Non-deductible expenses	78,925	-1.92%	-
Valuation allowance	754,529	-18.30%	-
Total income tax provision	$-	0.00%	$-	0.00%